Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2017
Brokers and Dealers [Abstract]
Summary Of Actual Capital Amounts And Ratios
The actual capital amounts and ratios of FHN and FTBNA are presented in the table below.

(Dollars in thousands)	First Horizon National Corporation		First Tennessee Bank National Association
	Amount	Ratio	Amount	Ratio
On December 31, 2017
Actual:
Total Capital	$3,703,754	11.10%	$3,520,670	10.74%
Tier 1 Capital	3,281,478	9.83	3,317,684	10.12
Common Equity Tier 1	2,962,155	8.88	3,041,420	9.28
Leverage	3,281,478	10.31	3,317,684	10.70
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	2,669,910	8.00	2,622,924	8.00
Tier 1 Capital	2,002,433	6.00	1,967,193	6.00
Common Equity Tier 1	1,501,824	4.50	1,475,395	4.50
Leverage	1,272,990	4.00	1,240,647	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			3,278,655	10.00
Tier 1 Capital			2,622,924	8.00
Common Equity Tier 1			2,131,126	6.50
Leverage			1,550,809	5.00
On December 31, 2016
Actual:
Total Capital	$2,926,010	12.24%	$2,762,271	11.78%
Tier 1 Capital	2,671,871	11.17	2,538,382	10.83
Common Equity Tier 1	2,377,987	9.94	2,298,080	9.80
Leverage	2,671,871	9.35	2,538,382	9.16
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,913,133	8.00	1,875,780	8.00
Tier 1 Capital	1,434,849	6.00	1,406,835	6.00
Common Equity Tier 1	1,076,137	4.50	1,055,126	4.50
Leverage	1,143,250	4.00	1,108,406	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,344,725	10.00
Tier 1 Capital			1,875,780	8.00
Common Equity Tier 1			1,524,071	6.50
Leverage			1,385,508	5.00